REGULATORY MATTERS (Details Textual) (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2004 Trust Preferred Securities [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Junior Subordinated Notes	$ 12,400,000	$ 12,400,000	$ 12,000,000
Proceeds from Issuance of Trust Preferred Securities			$ 12,400,000